Convertible Notes, at Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Notes, at Fair Value [Abstract]
Schedule of Convertible Notes Measured at Fair Value

Convertible notes measured at fair value consist of the following:

		As of December 31,
		2025	2024
Current
Convertible Senior Notes	(a)	-	473,715,560
Convertible notes, at fair value, current		-	473,715,560

Non-current
Convertible Junior Notes	(b)	514,508,160	464,847,231
Convertible Senior Secured Notes	(c)	638,215,040	-
Convertible notes, at fair value, non-current		1,152,723,200	464,847,231

Total convertible notes, at fair value		1,152,723,200	938,562,791